UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska   68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

10/31

Date of reporting period:   4/30/13

Item 1.  Reports to Stockholders.

Belvedere Alternative Income Fund

Semi-Annual Report

April 30, 2013

Belvedere Alternative Income Fund
PORTFOLIO REVIEW
April 30, 2013 (Unaudited)

The Fund's performance figures* for the period ended April 30, 2013, compared to its benchmarks:

Since Inception(a)
Class I	3.70%
Merrill Lynch 3-Month U.S. Treasury Bill Index(b)	0.03%

*The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Past performance is no guarantee of future results. The Advisor has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in acquired funds, and extraordinary expenses) at 3.20%, 3.95%, 2.95% and 3.45% for Class A, Class C, Class I, and Class R shares, respectively, through February 28, 2014.  Each waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver and the repayment is approved by the Board of Trustees. Please review the Fund's most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-851-2525.

(a) Belvedere Alternative Income Fund commenced operations on December 31, 2012.

(b) The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unweighted index which measures the performance of three-month maturity U.S. Treasury Bills. Each month a one-bill portfolio containing the shortest-term bill having not less than three months to maturity is constructed. To measure holding period returns for the one-bill portfolio, the bill is priced as of the last trading day of the previous month-end and as of the last trading day of the current month.

Belvedere Alternative Income Fund
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2013 (Unaudited)

ASSETS
Cash	$ 3,309,438
Deposits with broker for options contracts	765,483
Receivable for options sold	94,344
Receivable due from Advisor	40,570
Deferred offering costs	37,772
Prepaid expenses and other assets	5,242
TOTAL ASSETS	4,252,849

LIABILITIES
Payable for options purchased	88,827
Investment advisory fees payable	7,263
Accrued expenses and other liabilities	5,375
TOTAL LIABILITIES	101,465
NET ASSETS	$ 4,151,384

Composition of Net Assets:
Paid in capital [$0 par value, unlimited shares authorized]	$ 4,084,168
Accumulated net investment loss	(28,785)
Accumulated net realized gain from security transactions	96,001
NET ASSETS	$ 4,151,384

See accompanying notes to financial statements.

Belvedere Alternative Income Fund
STATEMENT OF ASSETS AND LIABILITIES (continued)
April 30, 2013 (Unaudited)

Net Asset Value Per Share:
Class R Shares:
Net Assets	$ 10
Shares of beneficial interest outstanding	1
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 10.37

Class A Shares:
Net Assets	$ 10
Shares of beneficial interest outstanding	1
Net asset value (Net Assets ÷ Shares Outstanding)
and redemption price per share (a)	$ 10.37

Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%)	$ 11.00

Class C Shares:
Net Assets	$ 10
Shares of beneficial interest outstanding	1
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (b)	$ 10.37

Class I Shares:
Net Assets	$ 4,151,354
Shares of beneficial interest outstanding	400,294
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 10.37

(a)

Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge ("CDSC") on shares redeemed less than 18 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(b)	A CDSC of 1.00% is imposed in the event of certain redemption transactions within one year following each investment.

See accompanying notes to financial statements.

Belvedere Alternative Income Fund
STATEMENT OF OPERATIONS
For the Period Ended April 30, 2013 (Unaudited) *

INVESTMENT INCOME
Dividends	$ -
Interest	-
TOTAL INVESTMENT INCOME	-

EXPENSES
Investment advisory fees	19,113
Offering costs	13,818
Administration fees	10,772
Transfer agent fees	10,102
Professional fees	6,889
Compliance officer fees	6,484
Accounting services fees	5,135
Custodian fees	2,541
Trustees fees and expenses	1,925
Printing and postage expenses	402
Shareholder servicing fees	396
Other expenses	1,811
TOTAL EXPENSES	79,388

Less: Fees waived by the Advisor	(50,603)
NET EXPENSES	28,785

NET INVESTMENT LOSS	(28,785)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from:
Option Contracts	96,001
Net change in unrealized appreciation on:
Option Contracts	-

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	96,001

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 67,216

*The Belvedere Alternative Income Fund commenced operations on December 31, 2012

See accompanying notes to financial statements.

Belvedere Alternative Income Fund
STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

For the
Period Ended
April 30, 2013 (a)
FROM OPERATIONS
Net investment loss	$ (28,785)
Net realized gain on options contracts	96,001
Net increase in net assets resulting from operations	67,216

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class I	4,247,712
Payments for shares redeemed:
Class I	(163,544)
Net increase in net assets from shares of beneficial interest	4,084,168

TOTAL INCREASE IN NET ASSETS	4,151,384

NET ASSETS
Beginning of Period	-
End of Period *	$ 4,151,384
*Includes accumulated net investment loss of:	$ (28,785)

SHARE ACTIVITY
Class R:
Shares Sold	1
Net increase in shares of beneficial interest outstanding	1

Class A:
Shares Sold	1
Net increase in shares of beneficial interest outstanding	1

Class C:
Shares Sold	1
Net increase in shares of beneficial interest outstanding	1

Class I:
Shares Sold	416,349
Shares Redeemed	(16,055)
Net increase in shares of beneficial interest outstanding	400,294
(a)The Belvedere Alternative Income Fund commenced operations on December 31, 2012

See accompanying notes to financial statements.

Belvedere Alternative Income Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

		Class R
		Period Ended
		April 30, 2013 (1)
		(Unaudited)

Net asset value, beginning of period		$ 10.00

Activity from investment operations:
	Net investment income (loss)	(0.11)	(2)
	Net realized and unrealized gain
	(loss) on investments	0.48
Total from investment operations		0.37

Net asset value, end of period		$ 10.37

Total return (3)		3.70%	(6)

Net assets, at end of period		$ 10

Ratio of gross expenses to average
	net assets (4)(5)	8.54%	(7)
Ratio of net expenses to average
	net assets (5)	3.45%	(7)
Ratio of net investment income (loss)
	to average net assets (5)	(3.24)%	(7)

Portfolio Turnover Rate		0%	(6)

(1)	The Belvedere Alternative Income Fund Class R Shares commenced operations on December 31, 2012.
(2)	Per share amounts calculated using the average shares method.
(3)

Total Return shown excludes the effect of applicable sales charges and redemption fees.  Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions.  Had the Advisor not waived a portion of the Fund's expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(6)	Not annualized.
(7)	Annualized.

See accompanying notes to financial statements.

Belvedere Alternative Income Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

		Class A
		Period Ended
		April 30, 2013 (1)
		(Unaudited)

Net asset value, beginning of period		$ 10.00

Activity from investment operations:
	Net investment income (loss)	(0.10)	(2)
	Net realized and unrealized gain
	(loss) on investments	0.47
Total from investment operations		0.37

Net asset value, end of period		$ 10.37

Total return (3)		3.70%	(6)

Net assets, at end of period		$ 10

Ratio of gross expenses to average
	net assets (4)(5)	8.54%	(7)
Ratio of net expenses to average
	net assets (5)	3.20%	(7)
Ratio of net investment income (loss)
	to average net assets (5)	(2.95)%	(7)

Portfolio Turnover Rate		0%	(6)

(1)	The Belvedere Alternative Income Fund Class A shares commenced operations on December 31, 2012.
(2)	Per share amounts calculated using the average shares method.
(3)

Total Return shown excludes the effect of applicable sales charges and redemption fees.  Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions.  Had the Advisor not waived a portion of the Fund's expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(6)	Not annualized.
(7)	Annualized.

See accompanying notes to financial statements.

Belvedere Alternative Income Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

		Class C
		Period Ended
		April 30, 2013 (1)
		(Unaudited)

Net asset value, beginning of period		$ 10.00

Activity from investment operations:
	Net investment income (loss)	(0.13)	(2)
	Net realized and unrealized gain
	(loss) on investments	0.50
Total from investment operations		0.37

Net asset value, end of period		$ 10.37

Total return (3)		3.70%	(6)

Net assets, at end of period		$ 10

Ratio of gross expenses to average
	net assets (4)(5)	8.54%	(7)
Ratio of net expenses to average
	net assets (5)	3.95%	(7)
Ratio of net investment income (loss)
	to average net assets (5)	(3.83)%	(7)

Portfolio Turnover Rate		0%	(6)

(1)	The Belvedere Alternative Income Fund Class C shares commenced operations on December 31, 2012.
(2)	Per share amounts calculated using the average shares method.
(3)

Total Return shown excludes the effect of applicable sales charges and redemption fees.  Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions.  Had the Advisor not waived a portion of the Fund's expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(6)	Not annualized.
(7)	Annualized.

See accompanying notes to financial statements.

Belvedere Alternative Income Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

		Class I
		Period Ended
		April 30, 2013 (1)
		(Unaudited)

Net asset value, beginning of period		$ 10.00

Activity from investment operations:
	Net investment income (loss)	(0.10)	(2)
	Net realized and unrealized gain
	(loss) on investments	0.47
Total from investment operations		0.37

Net asset value, end of period		$ 10.37

Total return (3)		3.70%	(6)

Net assets, at end of period (000s)		$ 4,151

Ratio of gross expenses to average
	net assets (4)(5)	7.77%	(7)
Ratio of net expenses to average
	net assets (5)	2.95%	(7)
Ratio of net investment income (loss)
	to average net assets (5)	(2.82)%	(7)

Portfolio Turnover Rate		0%	(6)

(1)	The Belvedere Alternative Income Fund Class I shares commenced operations on December 31, 2012.
(2)	Per share amounts calculated using the average shares method.
(3)

Total Return shown excludes the effect of applicable sales charges and redemption fees.  Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions.  Had the Advisor not waived a portion of the Fund's expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(6)	Not annualized.
(7)	Annualized.

See accompanying notes to financial statements.

Belvedere Alternative Income Fund

Notes to Financial Statements

April 30, 2013 (Unaudited)

 1.

ORGANIZATION

The Belvedere Alternative Income Fund (the “Fund”), is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, open-end management investment company.  The Fund commenced operations on December 31, 2012. The investment objective is to seek capital appreciation and capital preservation.

The Fund offers Class A, Class C, Class I, and Class R shares. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 5.75%.  Investors that purchase $1,000,000 or more of the Fund's Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed during the first 18 months after their purchase in the amount of the commissions paid on the shares redeemed. Class C shares of the Fund are sold at NAV without an initial sales charge but may be subject to a CDSC on shares redeemed. Class R shares of the Fund are sold at NAV without an initial sales charge and are not subject to a CDSC.  Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees or a CDSC, but have a higher minimum initial investment than Class A, Class C, and Class R shares.  All classes are subject to a 2% redemption fee on redemptions made with 90 days of the original purchase.  Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options on Index Futures are valued at the settled price determined by the exchange. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-Advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in

Belvedere Alternative Income Fund

Notes to Financial Statements (Unaudited) (Continued)

April 30, 2013

determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor or sub-Advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the Advisor or sub-Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Belvedere Alternative Income Fund

Notes to Financial Statements (Unaudited) (Continued)

April 30, 2013

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For the period ending April 30, 2013, the Fund held no securities.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax year 2013. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Options - The Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Option trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security.  The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index.

Belvedere Alternative Income Fund

Notes to Financial Statements (Unaudited) (Continued)

April 30, 2013

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the period ended April  30, 2013, amounted to $0 and $0 respectively

4.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund.  Belvedere Asset Management, LLC.  serves as the Fund’s Investment Advisor (the “Advisor”).  The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. Certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Investment Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.95% of the Fund’s average daily net assets.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund (The “waiver agreement”), until at least February 28, 2014, to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 3.20%, 3.95%, 2.95%, and 3.45% of the Fund’s average daily net assets for Class A, Class C, Class I, and Class R shares, respectively;   subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 3.20%, 3.95%, 2.95%, and 3.45% of average daily net assets attributable to Class A, C, I and R shares, respectively the Advisor shall be entitled to be reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed the limitations of average daily net assets for each class respectively.  If Fund Operating Expenses attributable to Class A, C, I and R shares subsequently exceed the limitations per annum of the average daily net assets, the reimbursements shall be suspended. During the period ended April 30, 2013, the Advisor reimbursed $50,603 in expenses to the Fund.

The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25%, 1.00%, and 0.50% of its average daily net assets for Class A, Class C, and Class R, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS, to provide compensation for ongoing shareholder servicing and distribution-related

Belvedere Alternative Income Fund

Notes to Financial Statements (Unaudited) (Continued)

April 30, 2013

activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class C and Class R shares.   The Distributor is an affiliate of GFS. For the period ended April 30, 2013, the Distributor received $0 in underwriting commissions for sales of Class A shares, of which $0 was retained by the principal underwriter or other affiliated broker-dealers.

Trustees - Each Trustee who is not an interested person of the Trust or Advisor will receive a quarterly fee of $2,500, allocated to all Funds in the trust, as well as reimbursement for any reasonable expenses incurred attending the meetings to be paid at the end of each calendar quarter.  In addition, the Chairman of the Board receives an additional annual fee of $2,500, the Chairman of the Audit Committee receives an additional annual fee of $2,500, and the Chairman of the Valuation Committee receives an additional annual fee of $2,500.  No “interested persons” who serve as Trustees of the Trust will receive any compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Fund.

5.

OPTION CONTRACTS

During the period ended April 30, 2013, the Fund’s change in unrealized depreciation and realized loss on option contracts subject to equity price risk amounted to $0 and $96,001, respectively which serves as an indicator of the volume of derivative activity for the Fund during the period.

The number of option contracts written and the premiums received by the Fund during the period ended April 30, 2013, were as follows:

	Options Written
	Contracts	Premium
Outstanding at December 31, 2012	-	$ -
Options written	(1,080)	(379,299)
Options exercised	-	-
Options expired	583	244,656
Options closed	497	134,643
Outstanding at April 30, 2013	-	$ -

Belvedere Alternative Income Fund

Notes to Financial Statements (Unaudited) (Continued)

April 30, 2013

6.

OFFERING COSTS

Offering costs paid in connection with the offering of shares of the Belvedere Alternative Income Fund are being amortized on a straight-line basis over 12 months from the date of commencement of operations.

7.

REDEMPTION FEES

The Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 90 days. The redemption fee is paid directly to the Fund in which the short-term redemption fee occurs.  For the period ended April 30, 2013, the Fund assessed $0 in redemption fees.

8.

NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

9.

SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Approval of Advisory Agreement – Belvedere Alternative Income Fund

At a meeting held on August 29 and 30, 2012, (the “Organizational Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), each of whom is not an “interested person” (the “Independent Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the approval of an investment advisory agreement (the “Agreement”) between Belvedere Asset Management, LLC (“Belvedere” or the “Adviser”) and the Trust, on behalf of the Belvedere Alternative Income Fund (the “Fund”), a new series of the Trust.

 In connection with the Board’s consideration of the Agreement, the Adviser provided the Board in advance of the Meeting with written materials, which included information regarding: (a) a description of the investment management personnel; (b) the Adviser’s operations and financial condition; (c) the Adviser’s proposed brokerage practices (including any soft dollar arrangements); (d) the level of the advisory fees proposed to be charged compared with the fees charged to comparable mutual funds or accounts; (e) the Fund’s proposed overall fees and operating expenses compared with similar mutual funds; (f) the anticipated level of profitability from the Adviser’s fund-related operations; (g) the Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions; and (h) information regarding the historical performance record of (1) a private fund managed by the Adviser, (2) a private fund managed by the Fund’s Portfolio Manager with an affiliate of the Adviser, and (3) a separate account composite of the Fund’s Portfolio Manager, each with substantially similar investment strategies as those of the Fund, as compared to key indices.

In its consideration of the approval of the Agreement for the Fund, the Independent Trustees did not identify any single factor as controlling.  Matters considered by the Independent Trustees in connection with its approval of the Agreement included the following:

Nature, Extent and Quality of Services.   The Independent Trustees reviewed materials provided by Belvedere related to the proposed Agreement with the Trust on behalf of the Fund, including the proposed Agreement, the proposed Operating Expenses Limitation and Security Agreement, Belvedere’s Form ADV, a description of the manner in which investment decisions are made and executed, a review of the professional personnel that would perform services for the Fund, including the team of individuals that primarily monitor and execute the investment process, and a certification from Belvedere certifying that it had adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b) and that it had adopted procedures reasonably necessary to prevent Access Persons from violating such Codes of Ethics.  In reaching their conclusions, the Independent Trustees considered that Belvedere acts as an investment adviser, offers wealth management services and serves as the general partner and/or investment manager of various private investment funds.  The Independent Trustees also took into account that Belvedere regularly employs sophisticated investment techniques in its investment program.

The Independent Trustees also considered Belvedere’s research capabilities and investment experience, compliance program, including its Code of Ethics, and marketing efforts.  The Independent Trustees then concluded that Belvedere had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the proposed Investment Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Belvedere to the Fund were satisfactory and reliable.

Performance.  The Independent Trustees considered that the Fund is newly formed and did not have a record of prior performance to submit at the Organizational Meeting.  The Independent Trustees considered Belvedere’s past performance in advising other investment products as well as other factors relating to Belvedere’s track record.  The Independent Trustees reviewed Belvedere’s composite performance record, and noted that the performance was acceptable.  The Independent Trustees concluded that Belvedere was expected to obtain an acceptable level of investment return to shareholders.

Fees and Expenses.    As to the costs of the services to be provided and profits to be realized by Belvedere, the Independent Trustees noted that Belvedere proposed to charge a management fee and  a performance incentive fee or “fulcrum fee” that may range between 1.50% above or below the gross management fee of 1.95% of the Fund’s average net assets.  The Independent Trustees reviewed and discussed a memorandum provided by the Trust’s counsel regarding their duties in considering the approval of the management fee, including the proposed fulcrum fee.  In determining whether such fees were fair and reasonable, the Independent Trustees considered the base management fee, the basis for adjustment of the incentive fee, the basis for accrual and payment of the incentive fee, the appropriateness of the maximum and minimum limitations of the Fund’s incentive fee, and the appropriateness of the Bank of America/Merrill Lynch 3-Month Treasury Bill Index as the Fund’s performance benchmark.  The Independent Trustees noted that the management fee is reduced during periods of underperformance relative to the Fund’s benchmark, and that Belvedere must maintain a fixed management fee of 1.95% for the Fund’s initial 12 months of operations under the provisions of the Investment Advisers Act.

The Independent Trustees also reviewed the contractual arrangements for the Fund, which stated that Belvedere had agreed to waive or limit its management fee and/or reimburse expenses to limit net annual operating expenses to 3.70%, 4.45%, 3.45% and 3.45% of the Fund’s Class A Shares, Class C Shares, Class I Shares and Class R Shares, respectively.  The Independent Trustees also noted that in light of the performance-based component of the proposed management fee, Belvedere would not be entitled to recapture any of its past waivers of the management fee.  The Independent Trustees concluded that the management fees and performance incentive fees for the Fund were fair and reasonable and that the expense caps were in the best interests of the Fund and its future shareholders.

In connection with their consideration of the proposed management fees, the Independent Trustees reviewed data from the Lipper report included in the Board Materials, which outlined advisory fees paid by similar funds, total expenses and the range of expenses incurred by similar funds.  The Independent Trustees considered that while the proposed gross management fee of 1.95% was higher than the median of the Fund’s peer group, the Fund’s total expense ratio was equal to the median of the Fund’s peer group.  The Independent Trustees then reviewed data from a Morningstar report that described the advisory fee and gross expense ratios for a group of funds classified as falling within the “managed futures” investment category.  The Independent Trustees noted that these funds may invest directly or indirectly through a wholly-owned subsidiary in trading companies that employ a managed futures program managed by a commodity trading adviser or hold derivative instruments that provide exposure to a managed futures program.  The Independent Trustees considered that such funds may bear higher operating expenses than a mutual fund, such as the Fund, that does not employ such an investment strategy.  The Independent Trustees noted that although the Fund’s gross expense ratio was above the median for the peer group, the Fund will not incur the expense of maintaining a wholly-owned subsidiary or the payment of management fees to an underlying managed futures program.

Profitability.  The Independent Trustees also considered the level of profits that could be expected to accrue to Belvedere with respect to the Fund.  The Independent Trustees reviewed and considered an estimated profitability report and analysis and selected financial information of Belvedere provided by Belvedere.  With respect to Belvedere, the Independent Trustees concluded that based on the services provided and the projected growth of the Fund, the fees were reasonable and that anticipated profits from Belvedere’s relationship with the Fund were not excessive.

Economies of Scale. As to the extent that the Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Independent Trustees discussed Belvedere’s expectations for growth of the Fund.  The Independent Trustees considered that the Fund had not yet commenced operations and that material economies of scale may not be achieved in the near term.

Conclusion.  Having requested and received such information from Belvedere as the Independent Trustees believed to be reasonably necessary to evaluate the terms of the proposed Investment Advisory Agreement, including more rigorous changes to the fulcrum fee adjustment, and as assisted by the advice of independent counsel and fund counsel, the Independent Trustees determined that approval of the Investment Advisory Agreement for an initial two-year term is in the best interests of the Fund and its future shareholders. In

Approval of Advisory Agreement – Belvedere Alternative Income Fund-Continued

considering the proposed Investment Advisory Agreement, the Independent Trustees did not identify any one factor as all important.

Subsequent to the foregoing considerations, in response to comments from the staff of the U.S. Securities and Exchange Commission relating to the Fund’s investment advisory fee structure proposed by the Agreement, the Board convened a special meeting on October 15, 2012 (the “Special Meeting”) to reassess the investment advisory fee structure payable to Belvedere for its provision of advisory services to the Fund, and to consider an amended investment advisory agreement between the Trust, on behalf of the Fund, and Belvedere (the “Amended Agreement”).  In considering the Amended Agreement, the Board considered the information previously provided by the Adviser at the Organizational Meeting, as well as additional information relating to: (a) the Fund’s overall fees and operating expenses and (b) the level of profitability from its fund-related operations.

In its consideration of the approval of the Amended Agreement for the Fund, the Independent Trustees did not identify any single factor as controlling.  Matters considered by the Independent Trustees in connection with its approval of the Amended Agreement included the following:

Nature, Extent and Quality of Services.  Counsel to the Independent Trustees reminded the Independent Trustees of their discussion at the Organizational Meeting regarding the nature, extent and quality of the services to be provided to the Fund under the Agreement.  The Independent Trustees then considered materials previously provided by Belvedere at the Organizational Meeting related to the Amended Agreement with the Trust on behalf of the Fund, as well as materials included in the Special Meeting materials, including the Amended Agreement and the Amended and Restated Expense Limitation Agreement.  The Independent Trustees noted that there have been no material changes to the Adviser’s business, organizational structure, or proposed services to the Fund since the Organizational Meeting.  The Independent Trustees then concluded that the nature, overall quality and extent of the management services to be provided by the Adviser to the Fund were satisfactory and reliable.

Performance.   The Independent Trustees once again did not consider the performance of the Fund since it was newly formed and does not have a performance track record.

Fees and Expenses.  As to the costs of the services to be provided and profits to be realized by the Adviser, the Independent Trustees noted that the Adviser was proposing to charge a fixed advisory fee of 1.95% of the Fund’s average daily net assets, whereas the Fund initially contemplated a fulcrum fee structure, under which the Adviser would have maintained a base fee of 1.95% for the Fund’s first 12 months of operation that would have subsequently become performance-based.  The Independent Trustees reviewed data from the Lipper report included in the Special Meeting materials, which outlined advisory fees paid by similar funds, total expenses and the range of expenses incurred by similar funds.  The Independent Trustees considered that while the proposed advisory fee was higher than the median of the Fund’s peer group, the Fund’s total expense ratio was equal to the median of the Fund’s peer group.  The Independent Trustees then once again reviewed data from a Morningstar report that described the advisory fee and gross expense ratios for a group of funds classified as falling within the “managed futures” investment category.  The Independent Trustees noted that these funds may invest directly or indirectly through a wholly-owned subsidiary in trading companies that employ a managed futures program managed by a commodity trading adviser or hold derivative instruments that provide exposure to a managed futures program.  The Independent Trustees considered that such funds may bear higher operating expenses than a mutual fund, such as the Fund, that does not employ such an investment strategy.  The Independent Trustees noted that although the Fund’s gross expense ratio was above the median for the peer group, the Fund would not incur the expense of maintaining a wholly-owned subsidiary or the payment of management fees to an underlying managed futures program.  The Independent Trustees then reviewed the contractual expense limitation arrangements for the Fund, noting that in light of the proposed change to the advisory fee, the Adviser had agreed to waive or limit its advisory fee and/or reimburse expenses at least until February 28, 2014, to limit net annual operating expenses to 3.20%, 3.95% and 2.95% of the average net assets of the Fund’s Class A Shares, Class C Shares and Class I Shares, respectively.  The Independent Trustees discussed the revised advisory fee structure.  The Independent Trustees concluded that the proposed fixed advisory fee of 1.95% was fair and reasonable and that the expense cap for the Fund was in the best interests of the Fund and its future shareholders.

Approval of Advisory Agreement – Belvedere Alternative Income Fund-Continued

Profitability.  The Independent Trustees noted that there have been no material changes to the Adviser’s projected profitability since the Organizational Meeting and concluded that the proposed fees were reasonable and that anticipated profits from the Adviser’s relationship with the Fund were not excessive.

Economies of Scale.  The Independent Trustees noted that, as discussed at the Organizational Meeting, the Fund had not yet commenced operations and that material economies of scale may not be achieved in the near term.

Conclusion.  Having requested and received such information from the Adviser as the Independent Trustees believed to be reasonably necessary to evaluate the terms of the new advisory fee structure reflected in the Amended Agreement, and assisted by the advice of independent counsel, the Independent Trustees determined that approval of the Amended Agreement for an initial two-year term is in the best interests of the Fund and its future shareholders.  In considering the Amended Agreement, the Independent Trustees did not identify any one factor as all important.

Belvedere Alternative Income Fund

EXPENSE EXAMPLES

April 30, 2013 (Unaudited)

As a shareholder of Belvedere Alternative Income Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Belvedere Alternative Income Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2012 through April 30, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Belvedere Alternative Income Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 12/31/12	Ending Account Value 4/30/13	Expenses Paid During Period* 12/31/12 – 4/30/13	Expense Ratio During Period** 12/31/12 – 4/30/13
Class R	$1,000.00	$1,025.00	$11.58	3.45%
Class A	1,000.00	1,025.00	10.73	3.20
Class C	1,000.00	1,025.00	13.25	3.95
Class I	1,000.00	1,025.00	9.90	2.95

Hypothetical (5% return before expenses)	Beginning Account Value 11/1/12	Ending Account Value 4/30/13	Expenses Paid During Period*** 11/1/12 – 4/30/13	Expense Ratio During Period** 11/1/12 – 4/30/13
Class R	$1,000.00	$1,007.73	$17.27	3.45%
Class A	1,000.00	1,009.00	16.01	3.20
Class C	1,000.00	1,005.24	19.74	3.95
Class I	1,000.00	1,010.23	14.78	2.95

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (121) divided by the number of days in the fiscal year (365).

**Annualized.

****Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION
Why?

Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.
Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

•

Social Security number and income

•

Account transactions and transaction history

•

Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes – to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes – information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes – information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do
How does Two Roads Shared Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.

These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Two Roads Shared Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or give us contact information

•

provide account information or give us your income information

•

make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness

•

affiliates from using your information to market to you

•

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Two Roads Shared Trust does not share with nonaffiliates so they can market to you.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended April 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-851-2525 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-866-851-2525.

Investment Advisor

Belvedere Assets Management, LLC.

610 Newport Center Drive, Suite 600

Newport Beach, CA 92660

Administrator

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

7/10/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

7/10/13

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Treasurer

Date

7/10/13